<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 13th day of May, 2011.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 277
FORM 13F INFORMATION TABLE VALUE TOTAL: $568,975,298

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
00971T101
01307800
13817101
H01301102
18490102
18772103
001630102
02209S103
023135106
025537101
25816109

$14,914,746
$3,783,128
$6,623,390
$866,378
$269,054
$297,160
$372,700
$1,071,079
$223,439
$270,444
$341,692
$38,000
$866,409
$216,156
$217,446
$256,962


159,516
77,128
120,491
78,977
4,600
7,820
10,000
60,650
1,350
3,808
84,998
200,000
33,285
1,200
6,188
5,685

159,516
77,128
120,491
78,977
4,600
7,820
10,000
60,650
1,350
3,808
84,998
200,000
33,285
1,200
6,188
5,685



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

159,516
77,128
120,491
78,977
4,600
7,820
10,000
60,650
1,350
3,808
84,998
200,000
33,285
1,200
6,188
5,685

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Angeion Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

03462H404
37411105
037833100
00206R102
53015103
057665200
60505104
06425J102
67901108
71813109
54937107
07556Q105
075887109
084670207
84670108
88606108
09071B100


$63,124
$8,060,090
$16,461,752
$1,898,654
$742,712
$6,748,685
$5,082,209
$29,677
$430,853
$256,375
$10,030,010
$463,855
$524,457
$15,844,540
$2,380,700
$5,617,609
$122,963


12,650
61,565
47,235
62,027
14,475
179,869
381,261
13,023
8,300
4,768
365,392
101,500
6,587
189,460
19
58,590
23,830


12,650
61,565
47,235
62,027
14,475
179,869
381,261
13,023
8,300
4,768
365,392
101,500
6,587
189,460
19
58,590
23,830










Angeion Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,650
61,565
47,235
62,027
14,475
179,869
381,261
13,023
8,300
4,768
365,392
101,500
6,587
189,460
19
58,590
23,830


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Biodelivery Sci International, Inc.
Blue Coat Systems
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cenovus Energy
Chesapeake Energy Corp.
Chevron Texaco Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09060J106
09534T508
096627104
55622104
110122108
118230101
131476103
136385101
139793103
14808P109
149123101
15135U109
165167107
166764100
17275R102
172967101
191216100


$77,660
$1,209,331
$2,057,580
$657,774
$522,442
$883,206
$1,168,750
$939,170
$183,000
$473,759
$12,392,030
$247,700
$554,857
$2,032,851
$7,865,710
$1,885,775
$4,821,193


22,000
42,945
63,000
14,902
19,767
13,900
55,000
19,000
48,158
12,058
111,289
6,290
16,553
18,912
458,642
426,646
72,674


22,000
42,945
63,000
14,902
19,767
13,900
55,000
19,000
48,158
12,058
111,289
6,290
16,553
18,912
458,642
426,646
72,674









Biodelivery Sci International, Inc.
Blue Coat Systems
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cenovus Energy
Chesapeake Energy Corp.
Chevron Texaco Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,000
42,945
63,000
14,902
19,767
13,900
55,000
19,000
48,158
12,058
111,289
6,290
16,553
18,912
458,642
426,646
72,674


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Easylink Services Intl. CL A
Eaton Corp
El Paso Pipeline Partners LP

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


194162103
206013104
20825C104
22542D852
231269101
126650100
237690102
23311P100
244199105
249030107
25179M103
254687106
264399106
263534109
277858106
278058102
283702108

$6,323,427
$2,356
$2,808,124
$506,968
$32,500
$2,564,459
$157,040
$1,676,700
$287,763
$443,880
$11,101,233
$952,418
$1,019,740
$280,787
$125,434
$515,370
$2,608,560


78,299
18,850
35,163
20,070
10,000
74,722
26,000
41,400
2,970
12,000
120,968
22,103
56,184
5,108
30,298
9,296
72,000


78,299
18,850
35,163
20,070
10,000
74,722
26,000
41,400
2,970
12,000
120,968
22,103
56,184
5,108
30,298
9,296
72,000










Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Easylink Services Intl. CL A
Eaton Corp
El Paso Pipeline Partners LP


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


78,299
18,850
35,163
20,070
10,000
74,722
26,000
41,400
2,970
12,000
120,968
22,103
56,184
5,108
30,298
9,296
72,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners

EQT Corp.

Exactech, Inc.

Exterran Partners LP

Exxon  Mobile Corporation

F5 Networks, Inc.

Fidelity National Info. Services

First Citizens Bancshares CL A

FNB United Corp.

Ford Motor Company

Forest Oil Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


268648102
291011104
292505104
29257A106
29273V100
29273R109
293792107
26884L109
30064 109
30225N105
302290101
315616102
31620M106
31946M103
302519103
345370860
346091705

$812,444
$1,202,723
$217,228
$1,690,560
$585,000
$2,613,880
$4,710,764
$517,663
$351,000
$561,400
$9,395,723
$379,509
$771,484
$1,032,987
$4,575
$518,779
$222,630


30,589
20,584
6,291
72,000
13,000
50,500
109,400
10,374
20,000
20,000
111,681
3,700
23,600
5,150
15,001
34,794
5,885


30,589
20,584
6,291
72,000
13,000
50,500
109,400
10,374
20,000
20,000
111,681
3,700
23,600
5,150
15,001
34,794
5,885










EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exterran Partners LP
Exxon  Mobile Corporation
F5 Networks, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
FNB United Corp.
Ford Motor Company
Forest Oil Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


30,589
20,584
6,291
72,000
13,000
50,500
109,400
10,374
20,000
20,000
111,681
3,700
23,600
5,150
15,001
34,794
5,885



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Global Partners LP
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Hatteras Financial Corp.
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


35671D857
36467W109
369550108
369604103
373737105
375558103
37733W105
37946R109
38141G104
38259P508
393122106
41902R103
420261109
428236103
431284108
437076102
443510201



$2,767,834
$747,101
$450,402
$10,310,472
$184,688
$924,784
$231,804
$241,800
$4,765,771
$6,223,763
$2,442,904
$1,048,876
$744,370
$955,707
$1,429,598
$247,042
$817,626



49,826
33,175
5,883
514,238
14,775
21,775
6,035
9,300
30,049
10,607
37,810
37,300
18,120
23,327
40,834
6,666
11,511



49,826
33,175
5,883
514,238
14,775
21,775
6,035
9,300
30,049
10,607
37,810
37,300
18,120
23,327
40,834
6,666
11,511











Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Global Partners LP
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Hatteras Financial Corp.
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


49,826
33,175
5,883
514,238
14,775
21,775
6,035
9,300
30,049
10,607
37,810
37,300
18,120
23,327
40,834
6,666
11,511



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Huntington Bancshares, Inc.
IAMGOLD Corp.
IMPAX Labs, Inc.
Infinera Corp.
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Lehman Treasury
Ishares MSCI Brazil Free Indx Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


446150104
450913108
45256B101
45667G103
45810N302
458140100
459200101
06739F291
06740L451
46269C102
464287184
464285105
464287176
464286400
464287465
464287234
464286871



$600,721
$631,754
$779,406
$482,131
$113,520
$6,077,631
$6,687,664
$1,235,101
$531,000
$359,100
$2,710,498
$2,143,308
$4,563,761
$496,064
$4,313,083
$10,265,168
$700,845



90,470
28,690
30,625
57,465
11,000
301,171
41,011
16,982
10,000
45,000
60,354
152,875
41,808
6,400
71,789
210,914
37,023



90,470
28,690
30,625
57,465
11,000
301,171
41,011
16,982
10,000
45,000
60,354
152,875
41,808
6,400
71,789
210,914
37,023











Huntington Bancshares, Inc.
IAMGOLD Corp.
IMPAX Labs, Inc.
Infinera Corp.
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Lehman Treasury
Ishares MSCI Brazil Free Indx Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

90,470
28,690
30,625
57,465
11,000
301,171
41,011
16,982
10,000
45,000
60,354
152,875
41,808
6,400
71,789
210,914
37,023

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares MSCI South Korea Index
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares S&P GLB Materials  Sector
Ishares S&P Midcap 400 Index
Ishares S&P Smallcap 600 Index
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell 1000 Growth
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Ishares TS and P500 I F
Isle of Capri Casinos
JDS Uniphase Corporation
Johnson & Johnson


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464286848
464286665
464286772
464287341
464287325
464288695
464287507
464287804
464288513
464287655
464287614
464287499
464288125
464287200
464592104
46612J101
478160104

$1,032,000
$452,471
$907,335
$992,787
$210,990
$244,688
$1,287,178
$551,700
$725,223
$1,779,522
$253,369
$3,228,829
$1,308,304
$4,461,014
$190,000
$366,596
$11,293,287

100,000
9,366
14,100
22,350
3,900
3,280
13,040
7,500
7,886
21,142
4,190
29,625
12,200
33,539
20,000
17,591
190,604

100,000
9,366
14,100
22,350
3,900
3,280
13,040
7,500
7,886
21,142
4,190
29,625
12,200
33,539
20,000
17,591
190,604









Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares MSCI South Korea Index

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care

Ishares S&P GLB Materials  Sector

Ishares S&P Midcap 400 Index

Ishares S&P Smallcap 600 Index

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD

Ishares TR Russell 1000 Growth

Ishares TR Russell Midcap Indx Fnd

Ishares TR S&P Citigroup 1-3 Yr Intl

Ishares TS and P500 I F

Isle of Capri Casinos

JDS Uniphase Corporation

Johnson & Johnson




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


100,000
9,366
14,100
22,350
3,900
3,280
13,040
7,500
7,886
21,142
4,190
29,625
12,200
33,539
20,000
17,591
190,604

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
MagnaChip Semiconductor Corp.
Main Street Capital Corp.
Marathon Oil Corp.
Market Vectors ETF Brazil Small


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


487836108
494368103
494550106
49456B101
50075N104
501014104
502424104
50540R409
52602 E102
534187109
536020100
548661107
559080106
55933J203
56035L104
565849106
57060U613

$6,185,568
$334,257
$3,348,868
$323,076
$369,484
$88,704
$315,354
$396,159
$387,890
$294,993
$1,452,089
$11,221,999
$1,616,160
$357,500
$415,125
$302,108
$3,024,344

114,590
5,121
45,200
10,900
11,782
12,600
4,027
4,300
12,050
9,820
37,300
424,593
26,999
26,000
22,500
5,667
53,330

114,590
5,121
45,200
10,900
11,782
12,600
4,027
4,300
12,050
9,820
37,300
424,593
26,999
26,000
22,500
5,667
53,330









Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
MagnaChip Semiconductor Corp.
Main Street Capital Corp.
Marathon Oil Corp.
Market Vectors ETF Brazil Small



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


114,590
5,121
45,200
10,900
11,782
12,600
4,027
4,300
12,050
9,820
37,300
424,593
26,999
26,000
22,500
5,667
53,330

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Marvel Tech Group
McDonalds Corporation
Medco Health Solutions, Inc.
Medical Facilities Corp.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trded NT Alrian MLP
Mosaic Company
National Presto Industries, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


57060U589
57060U605
57060U100
G5876H105
580135101
58405U102
58457V206
584946107
585055106
58933Y105
591520200
592688105
594918104
46625H100
46625H365
61945A107
6706D8104

$802,245
$1,465,726
$1,656,176
$162,498
$7,215,386
$1,619,654
$136,008
$124,200
$3,115,733
$5,751,230
$217,440
$1,307,200
$13,859,969
$4,719,257
$1,018,545
$4,181,625
$1,256,382

20,455
26,155
27,557
10,450
94,827
28,840
10,500
10,000
79,180
174,227
18,000
7,600
545,883
102,370
26,825
53,100
11,150

20,455
26,155
27,557
10,450
94,827
28,840
10,500
10,000
79,180
174,227
18,000
7,600
545,883
102,370
26,825
53,100
11,150









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Marvel Tech Group
McDonalds Corporation
Medco Health Solutions, Inc.
Medical Facilities Corp.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trded NT Alrian MLP
Mosaic Company
National Presto Industries, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,455

26,155

27,557

10,450

94,827

28,840

10,500

10,000

79,180

174,227

18,000

7,600

545,883

102,370

26,825

53,100

11,150


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Natural Resource Partners LP
Netflix, Inc.
Newbridge Bancorp
Newfield Exploration Company
Nextera Energy, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
One Liberty Properties, Inc.
Oracle Corp.
Path 1 Network Techs.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


63900P103
64110L106
65080T102
651290108
65339F101
654902204
655844108
66987E206
66987V109
67074U103
674599105
678002106
679580100
680223104
682406103
68389X105
703186205

$876,750
$608,717
$117,785
$228,030
$273,946
$224,621
$303,472
$511,459
$269,902
$1,000,000
$320,575
$533,677
$261,140
$441,828
$527,800
$1,551,067
$49

25,000
2,560
23,747
3,000
4,970
26,395
4,381
39,343
4,966
50,000
3,068
3,247
7,442
34,817
35,000
46,394
29,000

25,000
2,560
23,747
3,000
4,970
26,395
4,381
39,343
4,966
50,000
3,068
3,247
7,442
34,817
35,000
46,394
29,000









Natural Resource Partners LP

Netflix, Inc.

Newbridge Bancorp

Newfield Exploration Company

Nextera Energy, Inc.

Nokia Corp.

Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

Nuveen Energy MLP Total Return

Occidental Pete. Corp.

Oil Service Holders Dep.

Old Dominion Freight Lines

Old Rep. Intl. Corp.

One Liberty Properties, Inc.

Oracle Corp.

Path 1 Network Techs.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,000
2,560
23,747
3,000
4,970
26,395
4,381
39,343
4,966
50,000
3,068
3,247
7,442
34,817
35,000
46,394
29,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Patriot Coal Corp.
Penn Virginia Resource Partners LP
PennyMac Mortgage Investment Reit
Pepsico, Inc.
Perrigo Company
Petrohawk Energy Corp.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

70336T104
707884102
70931T103
713448108
714290103
716495106
71654V408
717081103
718172109
720186105
72201B101
723787107
726503105
73935A104
74005P104
742718109
743263105

$785,490
$2,660,308
$919,500
$19,413,496
$594,014
$663,071
$1,877,893
$4,148,967
$7,840,357
$229,598
$249,240
$509,600
$1,274,600
$297,258
$357,327
$12,635,638
$366,444


30,410
96,040
50,000
301,405
7,470
27,020
46,448
204,282
119,463
7,565
12,000
5,000
20,000
5,176
3,517
205,124
7,942

30,410
96,040
50,000
301,405
7,470
27,020
46,448
204,282
119,463
7,565
12,000
5,000
20,000
5,176
3,517
205,124
7,942









Patriot Coal Corp.
Penn Virginia Resource Partners LP
PennyMac Mortgage Investment Reit
Pepsico, Inc.
Perrigo Company
Petrohawk Energy Corp.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


30,410
96,040
50,000
301,405
7,470
27,020
46,448
204,282
119,463
7,565
12,000
5,000
20,000
5,176
3,517
205,124
7,942

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Proshares Short MSCI Emerging
Puda Coal, Inc.
Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
Response Cap Corp.
Ruddick Corp.
Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
SilverCorp Metals, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

74347R396
744674300
747525103
755111507
758940100
76120W302
781258108
78355W106
78462F103
78390X101
803111103
78401V102
806857108
808524706
816851109
828336107
82835P103

$296,300
$167,825
$8,050,305
$393,225
$110,599
$494,250
$1,011,598
$454,140
$2,091,607
$727,881
$212,287
$802,381
$345,528
$1,025,505
$208,918
$1,227,088
$871,140


10,000
13,700
146,823
7,730
15,234
75,000
26,214
9,000
15,775
43,019
12,014
24,110
3,705
35,060
3,905
28,300
59,790

10,000
13,700
146,823
7,730
15,234
75,000
26,214
9,000
15,775
43,019
12,014
24,110
3,705
35,060
3,905
28,300
59,790









Proshares Short MSCI Emerging
Puda Coal, Inc.
Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
Response Cap Corp.
Ruddick Corp.
Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
SilverCorp Metals, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
13,700
146,823
7,730
15,234
75,000
26,214
9,000
15,775
43,019
12,014
24,110
3,705
35,060
3,905
28,300
59,790

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Skyworks Solutions, Inc.
SmartHeat, Inc.
So. Community Cap TR II
Sodastream International
Solar Enertech Corp.
Solar Senior Capital Ltd.
Solutia, Inc.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
Spectra Energy Corp.
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

83088M102
83172F104
842633208
M9068E105
834156101
83416M105
834376501
835495102
842632101
78463V107
78463X400
78467Y107
847560109
858912108
863667101
86764L108
867914103

$1,159,434
$284,000
$420,771
$491,986
$1,260
$279,450
$563,245
$4,041,964
$49,330
$2,650,347
$3,355,416
$431,818
$1,798,772
$1,064,040
$557,354
$867,800
$406,702


35,785
100,000
129,071
11,230
10,000
15,000
22,175
111,564
33,788
18,950
41,760
2,405
66,180
12,000
9,167
10,000
14,102

35,785
100,000
129,071
11,230
10,000
15,000
22,175
111,564
33,788
18,950
41,760
2,405
66,180
12,000
9,167
10,000
14,102









Skyworks Solutions, Inc.
SmartHeat, Inc.
So. Community Cap TR II
Sodastream International
Solar Enertech Corp.
Solar Senior Capital Ltd.
Solutia, Inc.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
Spectra Energy Corp.
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


35,785
100,000
129,071
11,230
10,000
15,000
22,175
111,564
33,788
18,950
41,760
2,405
66,180
12,000
9,167
10,000
14,102

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









SVB Financial Group, Inc.
Sysco Corporation
T J X Cos., Inc.
Targa Resources Partners LP
Target Corporation
Teekay Tankers Ltd.
Tellabs, Inc.
Teva Pharmaceutical
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Transocean, Inc.
Ultra Petroleum Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Union Pacific Corp.
United States Steel Corp.
United Technologies Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

78486Q101
871829107
872540109
87611X105
87612E106
Y8565N102
879664100
881624209
89148B101
892331307
H8817H100
903914109
74347R297
904708104
907818108
912909108
913017109

$241,953
$7,674,839
$2,262,218
$3,037,968
$400,680
$334,720
$128,773
$6,816,748
$239,330
$2,952,879
$2,940,742
$539,288
$374,400
$753,802
$1,146,036
$484,381
$9,240,140


4,250
277,070
45,490
87,600
8,012
32,000
24,575
135,873
9,100
36,796
37,726
10,950
10,000
14,220
11,655
8,980
109,157

4,250
277,070
45,490
87,600
8,012
32,000
24,575
135,873
9,100
36,796
37,726
10,950
10,000
14,220
11,655
8,980
109,157









SVB Financial Group, Inc.
Sysco Corporation
T J X Cos., Inc.
Targa Resources Partners LP
Target Corporation
Teekay Tankers Ltd.
Tellabs, Inc.
Teva Pharmaceutical
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Transocean, Inc.
Ultra Petroleum Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Union Pacific Corp.
United States Steel Corp.
United Technologies Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,250
277,070
45,490
87,600
8,012
32,000
24,575
135,873
9,100
36,796
37,726
10,950
10,000
14,220
11,655
8,980
109,157

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Small Cap
Verizon Communications
VF Corporation
Visa, Inc.
VMWare, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Western Gas Partners


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

91912E105
922908413
921937819
922042858
922908736
922908637
921910816
922908629
922908751
92343V104
918204108
92826C839
928563402
931422109
931142103
949746101
958254104

$5,614,306
$3,401,328
$1,232,815
$5,238,985
$347,220
$487,375
$279,153
$882,425
$936,472
$590,587
$1,634,908
$1,367,492
$663,328
$5,822,989
$8,028,608
$2,692,464
$523,950


168,345
56,109
15,038
107,027
5,400
8,020
5,675
10,955
11,856
15,324
16,593
18,575
8,135
145,067
154,248
84,909
15,000

168,345
56,109
15,038
107,027
5,400
8,020
5,675
10,955
11,856
15,324
16,593
18,575
8,135
145,067
154,248
84,909
15,000









Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Small Cap
Verizon Communications
VF Corporation
Visa, Inc.
VMWare, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Western Gas Partners



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


168,345
56,109
15,038
107,027
5,400
8,020
5,675
10,955
11,856
15,324
16,593
18,575
8,135
145,067
154,248
84,909
15,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation


common
common
common
common
common
common

966387102
96950F104
97717W281
988498101
98956P102
989701107

$474,487
$792,540
$460,752
$467,558
$1,274,399
$496,482

6,460
15,300
8,615
9,100
21,054
21,530

6,460
15,300
8,615
9,100
21,054
21,530


Grand Total 03/31/11




$568,975,298












Whiting Petroleum Corp.
Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation

0
0
0
0
0
0

0
0
0
0
0
0

6,460
15,300
8,615
9,100
21,054
21,530

0
0
0
0
0
0

0
0
0
0
0
0



















